Net charges related to Ukraine Conflict (Tables)	6 Months Ended
Jun. 30, 2024
Unusual or Infrequent Items, or Both [Abstract]
Summary of impairments recognised as a result of conflict in Ukraine
Net recoveries related to Ukraine Conflict consisted of the following for the three and six months ended June 30, 2024, and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
	(U.S. Dollars in millions)
Net recoveries of flight equipment	$—	$(13)	$(23)	$(15)
Letters of credit receipts and other collections	—	(1)	—	(13)
Net recoveries related to Ukraine Conflict	$—	$(14)	$(23)	$(28)